CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 192,197	$ 123,284
Costs and expenses:
Cost of revenue	28,813	21,586
Research and development	97,096	69,231
Sales and marketing	106,430	80,325
General and administrative	54,664	28,793
Total costs and expenses	287,003	199,935
Loss from operations	(94,806)	(76,651)
Interest income	177	727
Other income (expense), net	(539)	817
Loss before income taxes	(95,168)	(75,107)
Provision for income taxes	157	127
Net loss	$ (95,325)	$ (75,234)
Net loss per share attributable to common stockholders, basic (in USD per share)	$ (0.65)	$ (0.83)
Net loss per share attributable to common stockholders, diluted (in USD per share)	$ (0.65)	$ (0.83)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	146,337	90,190
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	146,337	90,190